ESCROW DEPOSITS	12 Months Ended
Dec. 31, 2021
Escrow Deposits
ESCROW DEPOSITS

12.	ESCROW DEPOSITS

	2021	2020
Labor claims	267	278

Tax contingencies
Income tax on Interest on Equity	30	29
PIS/Pasep and Cofins taxes (1)	68	66
Donations and legacy tax (ITCD)	56	54
Urban property tax (IPTU)	87	84
Finsocial tax	41	40
Income tax and social contr. tax on indemnity for employees’ ‘Anuênio’ benefit (2)	290	286
Income tax withheld at source on inflationary profit	9	9
Contribution tax effective rate (3)	76	18
Others (4)	103	98
	760	684

Others
Regulatory	53	52
Third party	12	9
Customer relations	8	8
Court embargo	19	13
Others	36	12
	128	94
	1,155	1,056

(1)	This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS value added tax within the taxable amount for calculation of PIS/Pasep and Cofins taxes.
(2)	See more details in Note 25 — Provisions under the section relating to the ‘Anuênio indemnity’.
(3)	Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equity, and application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.
(4)	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes